Retirement-Related Benefits	12 Months Ended
Dec. 31, 2018
Retirement-Related Benefits
Retirement-Related Benefits

NOTE T. RETIREMENT-RELATED BENEFITS

Description of Plans

IBM sponsors defined benefit pension plans and defined contribution plans that cover eligible regular employees, a supplemental retention plan that covers certain U.S. executives and nonpension postretirement benefit plans primarily consisting of retiree medical and dental benefits for eligible retirees and dependents.

U.S. Plans

Defined Benefit Pension Plans

IBM Personal Pension Plan

IBM provides U.S. regular, full-time and part-time employees hired prior to January 1, 2005 with noncontributory defined benefit pension benefits via the IBM Personal Pension Plan (PPP). The PPP has two plans, a tax qualified plan (Qualified PPP) and a non-tax qualified plan (Excess PPP). The Qualified PPP is funded by company contributions to an irrevocable trust fund, which is held for the sole benefit of participants and beneficiaries. The Excess PPP, which is unfunded, provides benefits in excess of IRS limitations for qualified plans.

Benefits provided to the PPP participants are calculated using benefit formulas that vary based on the participant. The first method uses a five-year, final pay formula that determines benefits based on salary, years of service, mortality and other participant-specific factors. The second method is a cash balance formula that calculates benefits using a percentage of employees’ annual salary, as well as an interest crediting rate.

Benefit accruals under the IBM PPP ceased December 31, 2007 for all participants.

Beginning in 2019, substantially all the plan participants in the U.S. Qualified PPP are considered inactive. As required by U.S. GAAP, this will change the amortization period of unrecognized actuarial losses to the average remaining life expectancy of inactive plan participants, which is 18 years as of December 31, 2018. As a result of this change, there will be a reduction to 2019 amortization expense of approximately $900 million. There will be no impact to funded status, retiree benefit payments or funding requirements of the U.S. Qualified PPP due to this change.

U.S. Supplemental Executive Retention Plan

The company also sponsors a nonqualified U.S. Supplemental Executive Retention Plan (Retention Plan). The Retention Plan, which is unfunded, provides benefits to eligible U.S. executives based on average earnings, years of service and age at termination of employment.

Benefit accruals under the Retention Plan ceased December 31, 2007 for all participants.

Defined Contribution Plans

IBM 401(k) Plus Plan

U.S. regular, full-time and part-time employees are eligible to participate in the IBM 401(k) Plus Plan, which is a qualified defined contribution plan under section 401(k) of the Internal Revenue Code. Under the IBM 401(k) Plus Plan, eligible employees receive a dollar-for-dollar match of their contributions generally up to 6 percent of eligible compensation for those hired prior to January 1, 2005, and, generally up to 5 percent of eligible compensation for those hired on or after January 1, 2005. In addition, eligible employees generally receive automatic contributions from the company equal to 1, 2 or 4 percent of eligible compensation based on their eligibility to participate in the PPP as of December 31, 2007. Employees generally receive automatic contributions and matching contributions after the completion of one year of service.

All contributions, including the company match, are made in cash and invested in accordance with participants’ investment elections. There are no minimum amounts that must be invested in company stock, and there are no restrictions on transferring amounts out of company stock to another investment choice, other than excessive trading rules applicable to such investments. Matching and automatic contributions are made once annually at the end of the year. In order to receive such contributions each year, a participant must be employed on December 15 of the plan year. However, matching and auto contributions may be made for certain types of separations that occur prior to December 15, including for example, if the participant has completed certain service and/or age requirements at separation. The company’s matching contributions vest immediately and participants are always fully vested in their own contributions.

IBM Excess 401(k) Plus Plan

The IBM Excess 401(k) Plus Plan (Excess 401(k)) is an unfunded, nonqualified defined contribution plan. Employees whose eligible compensation is expected to exceed the IRS compensation limit for qualified plans are eligible to participate in the Excess 401(k). The purpose of the Excess 401(k) is to provide benefits that would be provided under the qualified IBM 401(k) Plus Plan if the compensation limits did not apply.

Amounts deferred into the Excess 401(k) are record-keeping (notional) accounts and are not held in trust for the participants. Participants in the Excess 401(k) may invest their notional accounts in investments which mirror the primary investment options available under the 401(k) Plus Plan. Participants in the Excess 401(k) are also eligible to receive company match and automatic contributions (at the same rate as under the 401(k) Plus Plan) on eligible compensation deferred into the Excess 401(k) and on compensation earned in excess of the Internal Revenue Code pay limit once they have completed one year of service. Amounts deferred into the Excess 401(k), including company contributions are recorded as liabilities in the Consolidated Statement of Financial Position. Matching and automatic contributions are made once annually at the end of the year. In order to receive such contributions each year, a participant must be employed on December 15 of the plan year. However, matching and auto contributions may be made for certain types of separations that occur prior to December 15, including for example, if the participant has completed certain service and/or age requirements at separation.

Nonpension Postretirement Benefit Plan

U.S. Nonpension Postretirement Plan

The company sponsors a defined benefit nonpension postretirement benefit plan that provides medical and dental benefits to eligible U.S. retirees and eligible dependents, as well as life insurance for eligible U.S. retirees. Benefits provided vary based on plan design formulas and eligibility requirements. Under all the plan arrangements, there is a maximum cost to the company for these benefits.

Since January 1, 2004, new hires, as of that date or later, are not eligible for company-subsidized nonpension postretirement benefits.

Non-U.S. Plans

Certain subsidiaries and branches outside the United States sponsor defined benefit and/or defined contribution plans that cover eligible regular employees. The company deposits funds under various fiduciary-type arrangements, purchases annuities under group contracts or provides reserves for these plans. Benefits under the defined benefit plans are typically based either on years of service and the employee’s compensation (generally during a fixed number of years immediately before retirement) or on annual credits. The range of assumptions that are used for the non-U.S. defined benefit plans reflect the different economic environments within the various countries.

In addition, certain of the company’s non-U.S. subsidiaries sponsor nonpension postretirement benefit plans that provide medical and dental benefits to eligible non-U.S. retirees and eligible dependents, as well as life insurance for certain eligible non-U.S. retirees. However, most non-U.S. retirees are covered by local government sponsored and administered programs.

Plan Financial Information

Summary of Financial Information

The following table presents a summary of the total retirement-related benefits net periodic (income)/cost recorded in the Consolidated Statement of Earnings.

($ in millions)

	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2018	2017	2016	2018	2017	2016	2018	2017	2016
Defined benefit pension plans	$542	$237	$(334)	$1,284	$1,315	$1,039	$1,827	$1,552	$705
Retention Plan	17	16	17	—	—	—	17	16	17

Total defined benefit pension plans (income)/cost	$559	$253	$(317)	$1,284	$1,315	$1,039	$1,843	$1,568	$722

IBM 401(k) Plus Plan and non-U.S. plans	$588	$616	$626	$412	$404	$420	$1,000	$1,020	$1,046
Excess 401(k)	24	26	24	—	—	—	24	26	24

Total defined contribution plans cost	$612	$643	$650	$412	$404	$420	$1,024	$1,046	$1,070

Nonpension postretirement benefit plans cost	$147	$180	$195	$51	$62	$16	$198	$242	$211

Total retirement-related benefits net periodic cost	$1,319	$1,076	$527	$1,747	$1,781	$1,475	$3,066	$2,857	$2,003

The following table presents a summary of the total PBO for defined benefit pension plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and the associated funded status recorded in the Consolidated Statement of Financial Position.

($ in millions)

	Benefit Obligations		Fair Value of Plan Assets		Funded Status*
At December 31:	2018	2017	2018	2017	2018	2017
U.S. Plans
Overfunded plans
Qualified PPP	$46,145	$50,602	$48,213	$52,694	$2,069	$2,092
Underfunded plans
Excess PPP	$1,395	$1,532	$—	$—	$(1,395)	$(1,532)
Retention Plan	273	310	—	—	(273)	(310)
Nonpension postretirement benefit plan	3,912	4,184	29	18	(3,882)	(4,165)

Total underfunded U.S. plans	$5,579	$6,026	$29	$18	$(5,550)	$(6,007)

Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans**	$17,379	$19,537	$19,975	$22,088	$2,597	$2,551
Nonpension postretirement benefit plans	0	0	0	0	0	0

Total overfunded non-U.S. plans	$17,379	$19,537	$19,975	$22,088	$2,597	$2,551

Underfunded plans
Qualified defined benefit pension plans**	$22,139	$23,046	$16,783	$18,711	$(5,356)	$(4,336)
Nonqualified defined benefit pension plans	6,252	6,527	—	—	(6,252)	(6,527)
Nonpension postretirement benefit plans	704	732	65	70	(640)	(663)

Total underfunded non-U.S. plans	$29,095	$30,306	$16,848	$18,780	$(12,248)	$(11,526)

Total overfunded plans	$63,524	$70,139	$68,190	$74,782	$4,666	$4,643

Total underfunded plans	$34,675	$36,332	$16,877	$18,799	$(17,798)	$(17,533)

*Funded status is recognized in the Consolidated Statement of Financial Position as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

** Non-U.S. qualified plans represent plans funded outside of the U.S. Non-U.S. non-qualified plans are unfunded.

At December 31, 2018, the company’s qualified defined benefit pension plans worldwide were 99 percent funded compared to the benefit obligations, with the U.S. Qualified PPP 104 percent funded. Overall, including nonqualified plans, the company’s defined benefit pension plans worldwide were 91 percent funded.

Defined Benefit Pension and Nonpension

Postretirement Benefit Plan Financial Information

The following tables through page 133 represent financial information for the company’s retirement-related benefit plans, excluding defined contribution plans. The defined benefit pension plans under U.S. Plans consists of the Qualified PPP, the Excess PPP and the Retention Plan. The defined benefit pension plans and the nonpension postretirement benefit plans under non-U.S. Plans consists of all plans sponsored by the company’s subsidiaries. The nonpension postretirement benefit plan under U.S. Plan consists of only the U.S. Nonpension Postretirement Benefit Plan.

The tables below present the components of net periodic (income)/cost of the retirement-related benefit plans recognized in the Consolidated Statement of Earnings, excluding defined contribution plans.

($ in millions)

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2018	2017	2016	2018	2017	2016
Service cost	$—	$—	$—	$413	$410	$420
Interest cost (1)	1,719	1,913	2,048	830	837	1,035
Expected return on plan assets (1)	(2,701)	(3,014)	(3,689)	(1,342)	(1,325)	(1,867)
Amortization of transition assets (1)	—	—	—	0	0	0
Amortization of prior service costs/(credits) (1)	16	16	10	(83)	(97)	(106)
Recognized actuarial losses (1)	1,525	1,337	1,314	1,401	1,507	1,408
Curtailments and settlements (1)	—	—	—	11	19	22
Multi-employer plans	—	—	—	38	40	43
Other costs/(credits)*	—	—	—	16	(76)	84

Total net periodic (income)/cost	$559	$253	$(317)	$1,284	$1,315	$1,039

($ in millions)

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2018	2017	2016	2018	2017	2016
Service cost	$13	$14	$17	$5	$6	$5
Interest cost (1)	132	154	165	45	57	51
Expected return on plan assets (1)	0	0	0	(6)	(7)	(6)
Amortization of transition assets (1)	—	—	—	0	0	0
Amortization of prior service costs/(credits) (1)	(7)	(7)	(7)	0	0	(5)
Recognized actuarial losses (1)	10	20	20	6	7	9
Curtailments and settlements (1)	—	—	—	0	0	(38)

Total net periodic cost	$147	$180	$195	$51	$62	$16

(1)	These components of net periodic pension costs are included in other (income) and expense in the Consolidated Statement of Earnings.
*	The non-U.S. plans amounts include a gain of $91 million in 2017 related to the IBM UK litigation and retirement-related charge of $56 million related to the IBM Spain pension litigation for 2016.

The following table presents the changes in benefit obligations and plan assets of the company’s retirement-related benefit plans, excluding defined contribution plans.

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2018	2017	2018	2017	2018	2017	2018	2017
Change in benefit obligation
Benefit obligation at January 1	$52,444	$52,218	$49,111	$44,981	$4,184	$4,470	$732	$692
Service cost	—	—	413	410	13	14	5	6
Interest cost	1,719	1,913	830	837	132	154	45	57
Plan participants’ contributions	—	—	25	28	59	54	—	—
Acquisitions/divestitures, net	—	—	(27)	24	0	0	0	0
Actuarial losses/(gains)	(2,743)	1,895	(240)	520	(71)	(98)	43	(3)
Benefits paid from trust	(3,484)	(3,460)	(1,976)	(1,865)	(383)	(385)	(7)	(6)
Direct benefit payments	(124)	(123)	(390)	(384)	(22)	(24)	(31)	(30)
Foreign exchange impact	—	—	(2,012)	4,657	—	—	(86)	18
Amendments/curtailments/settlements/other	—	—	34	(96)	—	—	3	(1)

Benefit obligation at December 31	$47,812	$52,444	$45,770	$49,111	$3,912	$4,184	$705	$732

Change in plan assets
Fair value of plan assets at January 1	$52,694	$51,405	$40,798	$36,020	$18	$26	$70	$71
Actual return on plan assets	(997)	4,749	(610)	2,583	1	0	12	6
Employer contributions	—	—	325	368	335	394	0	0
Acquisitions/divestitures, net	—	—	(22)	(28)	0	0	0	0
Plan participants’ contributions	—	—	25	28	59	54	0	—
Benefits paid from trust	(3,484)	(3,460)	(1,976)	(1,865)	(383)	(385)	(7)	(6)
Foreign exchange impact	—	—	(1,754)	3,694	—	—	(10)	(1)
Amendments/curtailments/settlements/other	—	—	(28)	(2)	0	(70)	0	(1)

Fair value of plan assets at December 31	$48,213	$52,694	$36,758	$40,798	$29	$18	$65	$70

Funded status at December 31	$401	$250	$(9,012)	$(8,312)	$(3,882)	$(4,165)	$(640)	$(663)

Accumulated benefit obligation*	$47,812	$52,444	$45,161	$47,974	N/A	N/A	N/A	N/A

*Represents the benefit obligation assuming no future participant compensation increases.

N/A — Not applicable

The following table presents the net funded status recognized in the Consolidated Statement of Financial Position.

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2018	2017	2018	2017	2018	2017	2018	2017
Prepaid pension assets	$2,069	$2,092	$2,597	$2,551	$0	$0	$0	$0
Current liabilities — compensation and benefits	(120)	(120)	(302)	(323)	(340)	(353)	(36)	(17)
Noncurrent liabilities — retirement and nonpension postretirement benefit obligations	(1,548)	(1,722)	(11,306)	(10,541)	(3,542)	(3,812)	(605)	(646)

Funded status — net	$401	$250	$(9,012)	$(8,312)	$(3,882)	$(4,165)	$(640)	$(663)

The following table presents the pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and the changes in the pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI for the retirement-related benefit plans.

($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2018	2017	2018	2017	2018	2017	2018	2017
Net loss at January 1	$18,045	$19,222	$18,275	$20,544	$486	$605	$145	$154
Current period loss/(gain)	956	159	1,590	(740)	(72)	(99)	33	(2)
Curtailments and settlements	—	—	(11)	(22)	—	—	0	0
Amortization of net loss included in net periodic (income)/cost	(1,525)	(1,337)	(1,401)	(1,507)	(10)	(20)	(6)	(7)

Net loss at December 31	$17,476	$18,045	$18,452	$18,275	$405	$486	$172	$145

Prior service costs/(credits) at January 1	$74	$90	$(90)	$(188)	$45	$37	$3	$1
Current period prior service costs/(credits)	—	—	181	—	—	—	1	—
Curtailments, settlements and other	—	—	0	1	—	—	0	2
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(16)	(16)	83	97	7	7	0	0

Prior service costs/(credits) at December 31	$57	$74	$172	$(90)	$52	$45	$4	$3

Transition (assets)/liabilities at January 1	$—	$—	$0	$0	$—	$—	$0	$0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	—	—	—	0	—	—	0	0

Transition (assets)/liabilities at December 31	$—	$—	$0	$0	$—	$—	$0	$0

Total loss recognized in accumulated other comprehensive income/(loss)*	$17,533	$18,119	$18,624	$18,184	$457	$531	$176	$147

*See note L, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

The following table presents the pre-tax estimated net loss, estimated prior service costs/(credits) and estimated transition (assets)/ liabilities of the retirement-related benefit plans that will be amortized from AOCI into net periodic (income)/cost in 2019.

($ in millions)

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plan	Non-U.S. Plans
Net loss	$560	$1,261	$2	$11
Prior service costs/(credits)	16	(26)	(2)	0
Transition (assets)/liabilities	—	—	—	—

On October 26, 2018, the High Court in London in the case of Lloyds Pension Group Trustees Limited v Lloyds Bank PLC, confirmed that the UK defined benefit pension plans are required to equalize pension benefits to take into account unequal guaranteed minimum pension benefits accrued during the period 1990-1997. As a result of this court decision, IBM recorded an increase of $125 million to the PBO for the IBM UK defined benefit plan, which represents approximately 1 percent of the UK PBO. This amount was recorded as prior service cost in OCI for the year ended December 31, 2018.

On March 24, 2014, the Supreme Court of Spain issued a ruling against IBM Spain in litigation involving its defined benefit and defined contribution plans. During the fourth quarter of 2016, an arbitration ruling related to the defined contribution plan resulted in an additional charge of $56 million. For the year ended December 31, 2016, the company recorded pre-tax retirement-related obligations of $56 million in selling, general and administrative expense in the Consolidated Statement of Earnings. There were no pre-tax retirement-related obligations for the years ended December 31, 2018 and 2017. These obligations are reflected in “Non-U.S. Plans — Other costs/ (credits)” in the table on page 130.

On October 12, 2012, the High Court in London issued a ruling against IBM United Kingdom Limited and IBM United Kingdom Holdings Limited, both wholly owned subsidiaries of the company, in litigation involving one of IBM UK’s defined benefit plans. As a result of the ruling, the company recorded a pre-tax retirement-related obligation of $162 million in the fourth quarter of 2012 in selling, general and administrative expense in the Consolidated Statement of Earnings. As a result of the final Court of Appeal ruling received in August 2017, the company adjusted its obligation under the plan. This adjustment resulted in a gain of $91 million for the year ended December 31, 2017, which was recorded in selling, general and administrative expense in the Consolidated Statement of Earnings. This gain is reflected in “Non-U.S. Plans — Other costs/ (credits)” in the table on page 130. See note M, “Contingencies and Commitments” for additional information.

Assumptions Used to Determine Plan Financial Information

Underlying both the measurement of benefit obligations and net periodic (income)/cost are actuarial valuations. These valuations use participant-specific information such as salary, age and years of service, as well as certain assumptions, the most significant of which include estimates of discount rates, expected return on plan assets, rate of compensation increases, interest crediting rates and mortality rates. The company evaluates these assumptions, at a minimum, annually, and makes changes as necessary.

The table below presents the assumptions used to measure the net periodic (income)/cost and the year-end benefit obligations for retirement-related benefit plans.

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2018	2017	2016	2018	2017	2016
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	3.40%	3.80%	4.00%	1.76%	1.80%	2.40%
Expected long-term returns on plan assets	5.25%	5.75%	7.00%	3.62%	3.77%	5.53%
Rate of compensation increase	N/A	N/A	N/A	2.41%	2.45%	2.40%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	4.10%	3.40%	3.80%	1.85%	1.76%	1.80%
Rate of compensation increase	N/A	N/A	N/A	2.18%	2.41%	2.45%

N/A — Not applicable

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2018	2017	2016	2018	2017	2016
Weighted-average assumptions used to measure net periodic cost for the year ended December 31
Discount rate	3.30%	3.60%	3.70%	7.28%	8.26%	7.06%
Expected long-term returns on plan assets	N/A	N/A	N/A	8.91%	10.47%	9.95%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	3.90%	3.30%	3.60%	7.48%	7.28%	8.26%

N/A — Not applicable

Discount Rate

The discount rate assumptions used for retirement-related benefit plans accounting reflect the yields available on high-quality, fixed-income debt instruments at the measurement date. For the U.S. and certain non-U.S. countries, a portfolio of high-quality corporate bonds is used to construct a yield curve. The cash flows from the company’s expected benefit obligation payments are then matched to the yield curve to derive the discount rates. In other non-U.S. countries, where the markets for high-quality long-term bonds are not generally as well developed, a portfolio of long-term government bonds is used as a base, to which a credit spread is added to simulate corporate bond yields at these maturities in the jurisdiction of each plan, as the benchmark for developing the respective discount rates.

For the U.S. defined benefit pension plans, the changes in the discount rate assumptions impacted the net periodic (income)/ cost and the PBO. The changes in the discount rate assumptions resulted in a decrease in 2018 net periodic income of $124 million, a decrease in 2017 net periodic income of $64 million and an increase in 2016 net periodic income of $103 million. The changes in the discount rate assumptions resulted in a decrease in the PBO of $3,239 million and an increase of $1,962 million for the years ended December 31, 2018 and 2017, respectively.

For the U.S. nonpension postretirement benefit plans, the changes in the discount rate assumptions had no material impact on net periodic cost for the years ended December 31, 2018, 2017 and 2016 and resulted in a decrease in the APBO of $153 million and an increase of $88 million at December 31, 2018 and 2017, respectively.

For all of the company’s retirement-related benefit plans, the change in the discount rate assumptions resulted in a decrease in the benefit obligation of approximately $4.0 billion at December 31, 2018 and an increase of approximately $2.5 billion at December 31, 2017.

Expected Long-Term Returns on Plan Assets

Expected returns on plan assets, a component of net periodic (income)/cost, represent the expected long-term returns on plan assets based on the calculated market-related value of plan assets. Expected long-term returns on plan assets take into account long-term expectations for future returns and the investment policies and strategies as described on pages 135 and 136. These rates of return are developed by the company and are tested for reasonableness against historical returns. The use of expected long-term returns on plan assets may result in recognized pension income that is greater or less than the actual returns of those plan assets in any given year. Over time, however, the expected long-term returns are designed to approximate the actual long-term returns, and therefore result in a pattern of income and cost recognition that more closely matches the pattern of the services provided by the employees. Differences between actual and expected returns are recognized as a component of net loss or gain in AOCI, which is amortized as a component of net periodic (income)/cost over the service lives or life expectancy of the plan participants, depending on the plan, provided such amounts exceed certain thresholds provided by accounting standards. The market-related value of plan assets recognizes changes in the fair value of plan assets systematically over a five-year period in the expected return on plan assets line in net periodic (income)/cost.

For the U.S. defined benefit pension plan, the expected long-term rate of return on plan assets for the years ended December 31, 2018, 2017 and 2016 was 5.25 percent, 5.75 percent and 7.0 percent, respectively. The change in the rate in 2018 resulted in a decrease in 2018 net periodic income of $256 million. For the year ended December 31, 2017, the change in the rate resulted in a decrease in net periodic income of $656 million. For the year ended December 31, 2016, the change in the rate resulted in a decrease in net periodic income of $268 million. For 2019, the projected long-term rate of return on plan assets is 5.25 percent.

For the U.S. nonpension postretirement benefit plans, the company maintains a highly liquid trust fund balance to ensure timely payments are made. As a result, for the years ended December 31, 2018, 2017 and 2016, the expected long-term return on plan assets and the actual return on those assets were not material.

Rate of Compensation Increases and Mortality Rate

The rate of compensation increases is determined by the company, based upon its long-term plans for such increases. The rate of compensation increase is not applicable to the U.S. defined benefit pension plans as benefit accruals ceased December 31, 2007 for all participants. Mortality rate assumptions are based on life expectancy and death rates for different types of participants. Mortality rates are periodically updated based on actual experience. In the U.S., the Society of Actuaries released new mortality tables in 2014 and updated them in each of the years 2015 to 2018. The company utilized these tables in its plan remeasurements at December 31, 2018 and 2017. For the U.S. retirement-related plans, the change in mortality assumptions resulted in a decrease to the plan benefit obligations of $27 million and $345 million at December 31, 2018 and 2017, respectively.

Interest Crediting Rate

Benefits for certain participants in the PPP are calculated using a cash balance formula. An assumption underlying this formula is an interest crediting rate, which impacts both net periodic (income)/cost and the PBO. This assumption provides a basis for projecting the expected interest rate that participants will earn on the benefits that they are expected to receive in the following year and is based on the average from August to October of the one-year U.S. Treasury Constant Maturity yield plus one percent.

For the PPP, the change in the interest crediting rate to 2.3 percent for the year ended December 31, 2018 from 1.6 percent for the year ended December 31, 2017 resulted in a decrease in 2018 net periodic income of $25 million. The change in the interest crediting rate to 1.6 percent for the year ended December 31, 2017 from 1.3 percent for the year ended December 31, 2016 resulted in a decrease in 2017 net periodic income of $14 million. The change in the interest crediting rate to 1.3 percent for the year ended December 31, 2016 from 1.1 percent for the year ended December 31, 2015 resulted in a decrease in 2016 net periodic income of $7 million.

Healthcare Cost Trend Rate

For nonpension postretirement benefit plan accounting, the company reviews external data and its own historical trends for healthcare costs to determine the healthcare cost trend rates. However, the healthcare cost trend rate has an insignificant effect on plan costs and obligations as a result of the terms of the plan which limit the company’s obligation to the participants. The company assumes that the healthcare cost trend rate for 2019 will be 6.25 percent. In addition, the company assumes that the same trend rate will decrease to 5 percent over the next five years. A one percentage point increase or decrease in the assumed healthcare cost trend rate would not have had a material effect on 2018, 2017 and 2016 net periodic cost or the benefit obligations as of December 31, 2018 and 2017.

Plan Assets

Retirement-related benefit plan assets are recognized and measured at fair value. Because of the inherent uncertainty of valuations, these fair value measurements may not necessarily reflect the amounts the company could realize in current market transactions.

Investment Policies and Strategies

The investment objectives of the Qualified PPP portfolio are designed to generate returns that will enable the plan to meet its future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors described previously on pages 134 and 135. The Qualified PPP portfolio’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could cause the plan to become underfunded, thereby increasing its dependence on contributions from the company. To mitigate any potential concentration risk, careful consideration is given to balancing the portfolio among industry sectors, companies and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. During 2016 and 2017, the company changed its investment strategy, modifying the target allocation primarily by reducing equity securities and increasing debt securities. These changes were designed to reduce the potential negative impact that equity markets might have on the funded status of the plan. There were no significant changes to investment strategy made in 2018 or planned for 2019. The Qualified PPP portfolio’s target allocation is 12 percent equity securities, 80 percent fixed-income securities, 4 percent real estate and 4 percent other investments.

The assets are managed by professional investment firms and investment professionals who are employees of the company. They are bound by investment mandates determined by the company’s management and are measured against specific benchmarks. Among these managers, consideration is given, but not limited to, balancing security concentration, issuer concentration, investment style and reliance on particular active and passive investment strategies.

Market liquidity risks are tightly controlled, with $4,295 million of the Qualified PPP portfolio as of December 31, 2018 invested in private market assets consisting of private equities and private real estate investments, which are less liquid than publicly traded securities. In addition, the Qualified PPP portfolio had $1,500 million in commitments for future investments in private markets to be made over a number of years. These commitments are expected to be funded from plan assets.

Derivatives are used as an effective means to achieve investment objectives and/or as a component of the plan’s risk management strategy. The primary reasons for the use of derivatives are fixed income management, including duration, interest rate management and credit exposure, cash equitization and to manage currency strategies.

Outside the U.S., the investment objectives are similar to those described previously, subject to local regulations. The weighted-average target allocation for the non-U.S. plans is 24 percent equity securities, 60 percent fixed-income securities, 4 percent real estate and 12 percent other investments, which is consistent with the allocation decisions made by the company’s management. In some countries, a higher percentage allocation to fixed income is required to manage solvency and funding risks. In others, the responsibility for managing the investments typically lies with a board that may include up to 50 percent of members elected by employees and retirees. This can result in slight differences compared with the strategies previously described. Generally, these non-U.S. plans do not invest in illiquid assets and their use of derivatives is consistent with the U.S. plan and mainly for currency hedging, interest rate risk management, credit exposure and alternative investment strategies.

The company’s nonpension postretirement benefit plans are underfunded or unfunded. For some plans, the company maintains a nominal, highly liquid trust fund balance to ensure timely benefit payments.

Defined Benefit Pension Plan Assets

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2018. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$1,538	$—	$—	$1,538	$2,333	$0	$0	$2,333
Equity mutual funds (2)	65	—	—	65	18	5	—	23
Fixed income
Government and related (3)	—	19,661	—	19,661	20	8,951	2	8,973
Corporate bonds (4)	—	15,849	359	16,208	—	1,865	0	1,865
Mortgage and asset-backed securities	—	635	4	640	—	6	—	6
Fixed income mutual funds (5)	421	—	—	421	11	—	—	11
Insurance contracts	—	—	—	—	—	1,308	—	1,308
Cash and short-term investments (6)	55	1,020	—	1,075	322	431	—	753
Real estate	—	—	—	—	—	—	339	339
Derivatives (7)	3	(1)	—	2	24	606	—	630
Other mutual funds (8)	—	—	—	—	24	—	—	24

Subtotal	2,081	37,164	363	39,608	2,753	13,172	341	16,266

Investments measured at net asset value using the NAV practical expedient (9)	—	—	—	8,835	—	—	—	20,525
Other (10)	—	—	—	(230)	—	—	—	(32)

Fair value of plan assets	$2,081	$37,164	$363	$48,213	$2,753	$13,172	$341	$36,758

(1)

Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $2 million, representing 0.004 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $10 million, representing 0.03 percent of the non-U.S. Plans assets.

(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)	The U.S. Plan does not include any IBM corporate bonds. Non-U.S. plans include IBM corporate bonds of $3 million representing 0.007 percent of the non-U.S. Plan assets.
(5)	Invests predominantly in fixed income securities.
(6)	Includes cash, cash equivalents and short-term marketable securities.
(7)	Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
(8)	Invests in both equity and fixed-income securities.
(9)

Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.

(10)	Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The U.S. nonpension postretirement benefit plan assets of $29 million were invested primarily in cash equivalents, categorized as Level 1 in the fair value hierarchy. The non-U.S. nonpension postretirement benefit plan assets of $65 million, primarily in Brazil, and, to a lesser extent, in Mexico and South Africa, were invested primarily in government and related fixed-income securities and corporate bonds, categorized as Level 2 in the fair value hierarchy.

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2017. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$2,215	$0	$—	$2,215	$3,508	$0	$—	$3,508
Equity mutual funds (2)	108	—	—	108	24	—	—	24
Fixed income
Government and related (3)	—	19,762	—	19,762	—	10,103	8	10,111
Corporate bonds (4)	—	17,864	372	18,236	—	2,000	—	2,000
Mortgage and asset-backed securities	—	619	4	623	—	5	—	5
Fixed income mutual funds (5)	338	—	—	338	86	—	—	86
Insurance contracts	—	—	—	—	—	1,366	—	1,366
Cash and short-term investments (6)	100	1,903	—	2,004	221	606	—	827
Real estate	—	—	—	—	—	—	356	356
Derivatives (7)	21	(4)	—	17	20	744	—	764
Other mutual funds (8)	—	—	—	—	60	—	—	60

Subtotal	2,782	40,144	376	43,302	3,918	14,824	365	19,107

Investments measured at net asset value using the NAV practical expedient (9)	—	—	—	9,537	—	—	—	21,744
Other (10)	—	—	—	(145)	—	—	—	(52)

Fair value of plan assets	$2,782	$40,144	$376	$52,694	$3,918	$14,824	$365	$40,798

(1)

Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $14 million, representing 0.03 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $7 million, representing 0.02 percent of the non-U.S. Plans assets.

(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)

The U.S. Plan includes IBM corporate bonds of $1 million, representing 0.002 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $1 million representing 0.002 percent of the non-U.S. Plan assets.

(5)	Invests in predominantly fixed-income securities.
(6)	Includes cash and cash equivalents and short-term marketable securities.
(7)	Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
(8)	Invests in both equity and fixed-income securities.
(9)

Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.

(10)	Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The U.S. nonpension postretirement benefit plan assets of $18 million were invested in cash equivalents, categorized as Level 1 in the fair value hierarchy. The non-U.S. nonpension postretirement benefit plan assets of $70 million, primarily in Brazil, and, to a lesser extent, in Mexico and South Africa, were invested primarily in government and related fixed-income securities and corporate bonds, categorized as Level 2 in the fair value hierarchy.

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2018 and 2017 for the U.S. Plan.

($ in millions)

		Mortgage and
	Corporate	Asset-Backed
	Bonds	Securities	Total
Balance at January 1, 2018	$372	$4	$376
Return on assets held at end of year	(23)	0	(23)
Return on assets sold during the year	0	0	0
Purchases, sales and settlements, net	10	0	10
Transfers, net	—	0	0

Balance at December 31, 2018	$359	$4	$363

($ in millions)

		Mortgage and
	Corporate	Asset-Backed
	Bonds	Securities	Total
Balance at January 1, 2017	$101	$5	$106
Return on assets held at end of year	12	0	11
Return on assets sold during the year	1	0	1
Purchases, sales and settlements, net	259	(1)	258

Balance at December 31, 2017	$372	$4	$376

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2018 and 2017 for the non-U.S. Plans.

($ in millions)

	Government and	Private Real
	Related	Estate	Total
Balance at January 1, 2018	$8	$356	$365
Return on assets held at end of year	0	8	8
Return on assets sold during the year	(1)	(2)	(2)
Purchases, sales and settlements, net	(3)	(3)	(6)
Transfers, net	(2)	—	(2)
Foreign exchange impact	0	(21)	(21)

Balance at December 31, 2018	$2	$339	$341

($ in millions)

	Government	Corporate	Private Real
	and Related	Bonds	Estate	Total
Balance at January 1, 2017	$16	$1	$294	$310
Return on assets held at end of year	2	0	24	26
Return on assets sold during the year	(3)	0	(1)	(4)
Purchases, sales and settlements, net	(2)	0	9	7
Transfers, net	(6)	0	—	(6)
Foreign exchange impact	2	0	30	31

Balance at December 31, 2017	$8	$—	$356	$365

Valuation Techniques

The following is a description of the valuation techniques used to measure plan assets at fair value. There were no changes in valuation techniques during 2018 and 2017.

Equity securities are valued at the closing price reported on the stock exchange on which the individual securities are traded. IBM common stock is valued at the closing price reported on the New York Stock Exchange. Mutual funds are typically valued based on quoted market prices. These assets are generally classified as Level 1.

The fair value of fixed-income securities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as Level 2. If available, they are valued using the closing price reported on the major market on which the individual securities are traded.

Cash includes money market accounts that are valued at their cost plus interest on a daily basis, which approximates fair value. Short-term investments represent securities with original maturities of one year or less. These assets are classified as Level 1 or Level 2.

Real estate valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data, including appraisals, to determine if the carrying value of these assets should be adjusted. These assets are classified as Level 3.

Exchange traded derivatives are valued at the closing price reported on the exchange on which the individual securities are traded, while forward contracts are valued using a mid-close price. Over-the-counter derivatives are typically valued using pricing models. The models require a variety of inputs, including, for example, yield curves, credit curves, measures of volatility and foreign exchange rates. These assets are classified as Level 1 or Level 2 depending on availability of quoted market prices.

Certain investments are measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient. These investments, which include commingled funds, hedge funds, private equity and real estate partnerships, are typically valued using the NAV provided by the administrator of the fund and reviewed by the company. The NAV is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding.

Contributions

Defined Benefit Pension Plans

It is the company’s general practice to fund amounts for pensions sufficient to meet the minimum requirements set forth in applicable employee benefits laws and local tax laws. From time to time, the company contributes additional amounts as it deems appropriate.

The company contributed $111 million in cash and $213 million in U.S. Treasury securities to non-U.S. defined benefit pension plans as well as $38 million in cash to multi-employer plans for the year ended December 31, 2018. For the year ended December 31, 2017, the company contributed $192 million in cash and $176 million in U.S. Treasury securities to non-U.S. defined benefit pension plans as well as $40 million in cash to multi-employer plans. The contribution of U.S. Treasury securities is considered a non-cash transaction in the Consolidated Statement of Cash Flows. The cash contributions to multi-employer plans represent the annual cost included in net periodic (income)/cost recognized in the Consolidated Statement of Earnings. The company’s participation in multi-employer plans has no material impact on the company’s financial statements.

In 2019, the company is not legally required to make any contributions to the U.S. defined benefit pension plans. However, depending on market conditions, or other factors, the company may elect to make discretionary contributions to the Qualified PPP during the year.

In 2019, the company estimates contributions to its non-U.S. defined benefit and multi-employer plans to be approximately $400 million, the largest of which will be contributed to defined benefit pension plans in Japan, Spain and Belgium. This amount generally represents legally mandated minimum contributions.

Financial market performance in 2019 could increase the legally mandated minimum contribution in certain countries which require monthly or daily remeasurement of the funded status. The company could also elect to contribute more than the legally mandated amount based on market conditions or other factors.

Defined Contribution Plans

The company contributed $1.0 billion in cash to the defined contribution plans during each of the years ended December 31, 2018 and 2017. In 2019, the company estimates cash contributions to the defined contribution plans to be approximately $1.0 billion.

Nonpension Postretirement Benefit Plans

The company contributed $385 million in U.S. Treasury securities to the nonpension postretirement and active employee medical trusts for the year ended December 31, 2018 compared to $394 million during the year ended December 31, 2017. In 2017, excess cash in the postretirement plan of $70 million was transferred to the active employee medical trust. The contribution of U.S. Treasury securities is considered a non-cash transaction in the Consolidated Statement of Cash Flows.

Expected Benefit Payments

Defined Benefit Pension Plan Expected Payments

The following table presents the total expected benefit payments to defined benefit pension plan participants. These payments have been estimated based on the same assumptions used to measure the plans’ PBO at December 31, 2018 and include benefits attributable to estimated future compensation increases, where applicable.

($ in millions)

	Qualified	Nonqualified	Qualified	Nonqualified	Total Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2019	$3,521	$122	$1,862	$336	$5,841
2020	3,537	123	1,874	343	5,877
2021	3,529	123	1,876	397	5,924
2022	3,489	122	1,911	414	5,937
2023	3,440	121	1,922	432	5,915
2024—2028	16,237	574	9,514	2,293	28,619

The 2019 expected benefit payments to defined benefit pension plan participants not covered by the respective plan assets (underfunded plans) represent a component of compensation and benefits, within current liabilities, in the Consolidated Statement of Financial Position.

Nonpension Postretirement Benefit Plan Expected Payments

The following table reflects the total expected benefit payments to nonpension postretirement benefit plan participants. These payments have been estimated based on the same assumptions used to measure the plans’ APBO at December 31, 2018.

($ in millions)

		Qualified	Nonqualified	Total Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments
2019	$377	$7	$33	$416
2020	388	7	34	429
2021	397	7	36	440
2022	394	7	37	439
2023	377	7	39	423
2024—2028	1,587	41	218	1,846

The 2019 expected benefit payments to nonpension postretirement benefit plan participants not covered by the respective plan assets represent a component of compensation and benefits, within current liabilities, in the Consolidated Statement of Financial Position.

Other Plan Information

The following table presents information for defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets. For a more detailed presentation of the funded status of the company’s defined benefit pension plans, see the table on page 131.

($ in millions)

	2018		2017
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$30,059	$16,783	$31,416	$18,711
Plans with ABO in excess of plan assets	29,312	16,522	27,751	15,607
Plans with assets in excess of PBO	63,524	68,190	70,139	74,782